UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Total deficit attributable to ordinary shareholders of the Company CNY (¥)	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Non-controlling interests CNY (¥)
Beginning balance (in shares) at Dec. 31, 2022 | shares						288,434,474	48,960,916
Beginning balance at Dec. 31, 2022	¥ (34,456)				¥ (196,396)	¥ 9	¥ 1	¥ 5,919,660	¥ (5,730,180)	¥ (385,886)	¥ 161,940
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	(405,867)				(375,126)				(375,126)		(30,741)
Share-based compensation (Note 15)	52,226				52,226			52,226
Combination of a subsidiary under common control (Note 1(b))	2,990				2,990			2,990
Foreign currency translation adjustments, net of nil income taxes	48,975				48,975					48,975
Ending balance (in shares) at Jun. 30, 2023 | shares						288,434,474	48,960,916
Ending balance at Jun. 30, 2023	(336,132)				(467,331)	¥ 9	¥ 1	5,974,876	(6,105,306)	(336,911)	131,199
Beginning balance (in shares) at Dec. 31, 2023 | shares			288,989,049	48,960,916		288,989,049,000	48,960,916,000
Beginning balance at Dec. 31, 2023	(831,628)				(918,579)	¥ 9	¥ 1	6,096,675	(6,670,686)	(344,578)	86,951
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss	(610,321)	$ (83,983)			(570,546)				(570,546)		(39,775)
Share-based compensation (Note 15)	70,925				70,925			70,925
Combination of a subsidiary under common control (Note 1(b))	(10,854)				(10,854)			(10,854)
Asset acquisition of Suzhou Photon-Matrix (Note 1(c))	(14,359)										(14,359)
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares) | shares						5,179,811,000
Issuance of Class A ordinary shares under 2022 Share Incentive Plan	1				1	¥ 1
Foreign currency translation adjustments, net of nil income taxes	(13,485)	(1,856)			(13,485)					(13,485)
Ending balance (in shares) at Jun. 30, 2024 | shares			288,989,049	48,960,916		294,168,860,000	48,960,916,000
Ending balance at Jun. 30, 2024	¥ (1,409,721)	$ (193,985)			¥ (1,442,538)	¥ 10	¥ 1	¥ 6,156,746	¥ (7,241,232)	¥ (358,063)	¥ 32,817